Inventory - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Inventory Disclosure [Abstract]
Inventory written down	$ 47,800	$ 40,000
Inventory obsolescence provisions	$ 694		$ 494